Interests in Other Entities - Summary of Group's Public Services Concessions (Detail) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Survial S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.
Estimated investment		$ 99
Consideration	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).
Ordinary shares held	99.90%	99.90%
Accounting model	Financial asset
Concesin Canchaque S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	This company operates and periodically maintains a 78 km road which connects the towns of Buenos Aires and Canchaque, in Peru. The road has one toll station.
Estimated investment		$ 31
Consideration	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.
Ordinary shares held	99.96%	99.96%
Accounting model	Financial asset
La Chira S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of wastewaters in Lima.
Estimated investment | S/	S/ 250
Consideration	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.
Ordinary shares held	50.00%	50.00%
Accounting model	Financial asset
Tren Urbano De Lima SA [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description	Concession for the operation of Line 1 of Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the existing trains (24 initial investment trains and 20 additional trains), (ii) operation and maintenance of the railway system (railway and infrastructure).
Estimated investment | S/	S/ 642
Consideration	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.
Ordinary shares held	75.00%	75.00%
Accounting model	Financial asset
Norvial S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	The Company operates and maintains the highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancon to Pativilca and has three toll stations.
Estimated investment		$ 187
Consideration	Collected from users (self-financed concession; revenue is derived from collection of tolls).
Ordinary shares held	67.00%	67.00%
Accounting model	Intangible
Via Expresa Sur S.A. [member]
Disclosure of detailed information about service concession arrangements [line items]
Description	The Company obtained the concession for designing, financing, building, operating and maintaining the infrastructure associated with the Via Expresa Sur Project. This project involves the second stage expansion of the Via Expresa — Paseo de la Republica,between Av. Republica de Panama and and Panamericana highway.
Estimated investment		$ 197
Consideration	The contract gives the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily and has been extended until June 2021. To date, the term of the Concession remains suspended by agreement between the parties pending agreement on the terms and conditions to approve the Early Termination of the Concession Contract by Mutual Agreement as provided in Clause 16.3 of the aforementioned Contract.
Ordinary shares held	99.98%	99.98%
Accounting model	Bifurcated